Project Financing Package - Transaction costs and availability fee (Details)	Jun. 24, 2024 CAD ($)
Project Financing Package
Total transaction costs	$ 4,335,000
Transaction costs attributed to the Gold Stream	1,143,000
Availability fee	3,406,000
Senior Secured Term Loan
Project Financing Package
Transaction costs attributed to borrowings	2,000,000
Availability fee capitalized	2,649,000
Consulting expense
Project Financing Package
Transaction costs attributed to the Gold Stream	(734,000)
Professional fees
Project Financing Package
Transaction costs attributed to the Gold Stream	(409,000)
Finance fee expense
Project Financing Package
Availability fee	757,000
Private placement
Project Financing Package
Transaction costs as share issuance costs	$ 1,192,000